Mineral Property Interests	12 Months Ended
Jun. 30, 2023
Mineral Property Interests [Abstract]
MINERAL PROPERTY INTERESTS

8. MINERAL PROPERTY INTERESTS

(a) Silver Sand Project

On July 20, 2017, the Company acquired the Silver Sand Project. The Project is located in the Colavi District of the Potosí Department, in Southwestern Bolivia, 33 kilometres (“km”) northeast of Potosí City, the department capital. The project covers an area of approximately 5.42 km2 at an elevation of 4,072 metres (“m”) above sea level.

For the year ended June 30, 2023, total expenditures of $6,316,500 (year ended June 30, 2022 - $7,639,287) were capitalized under the project.

(b) Carangas Project

In April 2021, the Company signed an agreement with a private Bolivian company to acquire a 98% interest in the Carangas Project. The project is located approximately 180 km southwest of the city of Oruro and within 50 km from Bolivia’s border with Chile. The private Bolivian company is 100% owned by Bolivian nationals and holds title to the three exploration licenses that cover an area of 40.75 km2.

Under the agreement, the Company is required to cover 100% of the future expenditures on exploration, mining, development, and production activities for the project. The agreement has a term of 30 years and is renewable for an additional 15 years.

For the year ended June 30, 2023, total expenditures of $10,817,356 (year ended June 30, 2022-$5,224,138) were capitalized under the project.

(c) Silverstrike Project

In December 2019, the Company acquired a 98% interest in the Silverstrike Project from a private Bolivian corporation. The project covers an area of approximately 13 km2 and is located approximately 140 km southwest of the city of La Paz, Bolivia.

For the year ended June 30, 2023, total expenditures of $1,409,101 (year ended June 30, 2022 - $142,078) were capitalized under the project.

(d) RZY Project

The RZY Project, located in Qinghai, China was an early stage silver-lead-zinc exploration project. The RZY Project is located approximately 237 km from the city of Yushu Tibetan Autonomous Prefecture. In 2016, the Qinghai Government issued a moratorium which suspended exploration for 26 mining projects in the region, including the RZY Project, and classified the region as a National Nature Reserve Area.

During Fiscal 2020, the Company’s subsidiary, Qinghai Found Mining Co., Ltd. (“Qinghai Found”), reached a compensation agreement with the Qinghai Government for the RZY Project. Pursuant to the agreement, Qinghai Found will surrender its title to the RZY Project to the Qinghai Government for one-time cash compensation of $2.99 million (RMB ¥20 million) (the “RZY compensation transaction”).

On June 25, 2022, the Qinghai Government completed its approval process of the RZY compensation transaction. As a result, the Company disposed its RZY Project for cash consideration of $2,986,188 (RMB ¥20 million), which is included in the receivables balance as at June 30, 2022 and was received in full during the year ended June 30, 2023. For the year ended June 30, 2022, a loss of $85,052 was recognized upon disposal of the RZY Project.

The continuity schedule of mineral property acquisition costs and deferred exploration and development costs is summarized as follows:

Cost	Silver Sand	Silverstrike	Carangas	RZY Project	Total
Balance, July 1, 2021	$69,245,500	$3,163,304	$255,250	$2,871,368	$75,535,422
Capitalized exploration expenditures
Reporting and assessment	353,109	40	-	-	353,149
Drilling and assaying	4,990,082	1,625	3,752,094	-	8,743,801
Project management and support	1,917,060	45,773	1,020,422	-	2,983,255
Camp service	364,507	61,578	443,810	-	869,895
Geological surveys	-	25,508	-	-	25,508
Permit and license	14,529	7,554	7,812	-	29,895
Disposition	-	-	-	(3,071,240)	(3,071,240)
Foreign currency impact	(316,189)	(36,150)	(18,442)	199,872	(170,909)
Balance, June 30, 2022	$76,568,598	$3,269,232	$5,460,946	$-	$85,298,776
Capitalized exploration expenditures
Reporting and assessment	1,008,174	-	88,558	-	1,096,732
Drilling and assaying	1,925,695	977,881	8,289,678	-	11,193,254
Project management and support	2,719,120	256,569	1,424,573	-	4,400,262
Camp service	467,690	174,651	1,005,158	-	1,647,499
Permit and license	195,821	-	9,389	-	205,210
Foreign currency impact	(201,972)	(24,680)	(8,831)	-	(235,483)
Balance, June 30, 2023	$82,683,126	$4,653,653	$16,269,471	$-	$103,606,250